Offerings - Offering: 1	May 21, 2025 USD ($) securities Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | securities	12,000,000	[1]
Proposed Maximum Offering Price per Unit	12.60	[2]
Maximum Aggregate Offering Price	$ 151,200,000	[2]
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 23,148.72
Offering Note
This registration statement on Form S-8 (the “Registration Statement”) relates to shares of common stock, par value $0.01 per share (the “Common Stock”) of Dynex Capital, Inc. (the “Company”) to be issued under the Dynex Capital, Inc. 2025 Stock and Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Company’s outstanding shares of Common Stock.
This estimate is calculated solely for purposes of determining the registration fee for this offering under the Plan. It is not known how many shares will be issued under the Plan. The above calculation is based on the offering of 12,000,000 shares of Common Stock at a purchase price of $12.60 per share, which is the average of the high and low prices of the Common Stock as reported in the New York Stock Exchange on May 16, 2025, which were $12.66 and $12.53, respectively.

[1]
This registration statement on Form S-8 (the “Registration Statement”) relates to shares of common stock, par value $0.01 per share (the “Common Stock”) of Dynex Capital, Inc. (the “Company”) to be issued under the Dynex Capital, Inc. 2025 Stock and Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Company’s outstanding shares of Common Stock.

[2]
This estimate is calculated solely for purposes of determining the registration fee for this offering under the Plan. It is not known how many shares will be issued under the Plan. The above calculation is based on the offering of 12,000,000 shares of Common Stock at a purchase price of $12.60 per share, which is the average of the high and low prices of the Common Stock as reported in the New York Stock Exchange on May 16, 2025, which were $12.66 and $12.53, respectively.